Financial instruments by category (Details 2) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Interest income	$ 2,199	$ 2,773		$ 2,318
Interest earned on operating assets	(1,472)	3,081		10,906
Interest expenses	(20,991)	(29,696)		(49,316)
Lease liabilities interest	(651)	(630)		(908)
Foreign exchange, net	20,075	63,486		37,063
Dividends income	0	4		4
Fair value gains financial assets at fair value through profit or loss	8,668	12,732		35,663
Gain (Loss) from repurchase of Non-convertible Notes	3,516		$ 3,139	(88)
Gain (loss) on financial instruments derived from commodities	909	(5,083)		(16,089)
Loss from derivative financial instruments, net	2,960		(3,104)	(1,686)
Other financial cost	(3,336)	(2,303)		(4,790)
Net result	11,877	44,399		13,077
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	2,199	2,773		2,318
Interest earned on operating assets	(1,472)	3,081		10,906
Interest expenses	(20,991)	(29,696)		(49,316)
Lease liabilities interest	(651)	(63)		(908)
Foreign exchange, net	20,075	63,486		37,063
Dividends income		4		4
Gain (Loss) from repurchase of Non-convertible Notes	3,516	3,139		(88)
Other financial cost	(3,336)		$ (2,303)		$ (4,790)
Net result	(660)	39,854		(4,811)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Fair value gains financial assets at fair value through profit or loss	8,668	12,732		35,663
Gain (loss) on financial instruments derived from commodities	909	(5,083)		(16,089)
Loss from derivative financial instruments, net	2,960	(3,104)		(1,686)
Net result	$ 12,537	$ 4,545		$ 17,888